Restructuring - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 9.1	$ 6.9	$ 3.8
Corporate Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges			2.6	$ 3.8
Factory Optimization Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges		9.0	4.1
Restructuring charges expected to be incurred		70.0
Restructuring costs accrued	$ 0.0	0.3	$ 0.0
Sales Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0.2
Restructuring charges expected to be incurred		0.0
Sales Representatives Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0.6
Restructuring costs accrued		$ 0.1